Segment Information	6 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment information

Note 19 – Segment information

The Company conducts business as a single operating segment which is based upon the Company’s organizational and management structure, as well as information used by the Company’s CODM to allocate resources and other factors. The accounting policies of the segment are the same as those described in Note 2.

The key measure of segment profitability that the CODM uses to allocate resources and assess performance is consolidated net loss, as reported on the unaudited condensed consolidated statements of operations. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

	For The Six Months Ended
	December 31,	December 31,
	2024	2023
Revenue	$-	$1,060,442
Less cost of revenue	-	793,400
Less significant segment expenses:
Amortization expenses	2,380,000	1,780,000
Payroll expenses	635,905	1,163,289
Professional expenses	670,193	397,219
Travel expenses	141,557	166,349
Other selling, general and administrative expenses	74,160	119,930
Allowance for credit losses	740,000	15,786,550
Stock-based compensation expenses	1,671,472	2,192,437
Impairment loss of intangible assets	14,626,083	-
Other segment items:
Other income, net	-	(333,333)
Interest income	(600,002)	-
Amortization of debt issuance costs	1,962,696	72,284
Finance expense	516,814	46,570
Segment net loss	$(22,818,878)	$(21,124,253)